Business Acquisitions, Dispositions, Goodwill and Intangible Assets(Variable Interest Entity) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Current Assets	1,820	$ 1,616
Noncurrent Assets	756	1,066
Total Assets	2,576	2,682
Current Liabilities	1,795	1,895
Noncurrent Liabilities	1,227	1,085
Total Liabilities	3,022	$ 2,980
International Aero Engines AG [Member]
Variable Interest Entity [Line Items]
Business Acquisition, Effective Date of Acquisition	Jun. 29, 2012